SUBSEQUENT EVENTS - (Details)								1 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
	Aug. 21, 2023	Jun. 21, 2023 USD ($) shares	Apr. 07, 2023 USD ($)	Jan. 11, 2023 $ / shares shares	Oct. 21, 2022	May 18, 2021	May 12, 2021	Sep. 30, 2022 shares	Jun. 30, 2023 USD ($) $ / shares	Jun. 30, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Feb. 28, 2023 USD ($)	Nov. 29, 2022 shares	Apr. 08, 2022 USD ($)
Subsequent Events
Number of shares issued								30		50,890
Common stock par value (in dollars per share) | $ / shares									$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Promissory note payable | $									$ 5,613,839	$ 5,613,839	$ 9,000,000	$ 3,500,000
Net proceeds | $											$ 3,280,360	$ 2,779,910
Reverse stock split conversion ratio					0.01	1	0.064
Aggregate cash payment agreed to pay | $		$ 229,000
Issuance of common stock pursuant to disposition | $		1,357,043							$ 1,357,043
Securities purchase agreement | April Notes
Subsequent Events
Aggregate principal amount | $															$ 3,068,750
Original issue discount | $															$ 613,750
D.Jones (H&J Seller) | H&J Settlement Agreement
Subsequent Events
Aggregate cash payment agreed to pay | $		$ 229,000
Issuance of common stock pursuant to disposition (in shares)		78,103								78,103
Percentage of membership interest transferred		100.00%
Issuance of common stock pursuant to disposition | $		$ 1,400,000								$ 1,357,043
Subsequent events
Subsequent Events
Promissory note payable | $													$ 4,000,000.0
Reverse stock split conversion ratio	0.04
Subsequent events | Securities purchase agreement | April Notes
Subsequent Events
Aggregate principal amount | $			$ 2,208,750
Original issue discount | $			408,750
Net proceeds | $			$ 1,800,000
Increased percentage of face value of the notes, if notes are not repaid in full by the maturity date or if any other event of default occurs			120.00%
Percentage of annual interest rate for notes, if notes are not repaid in full by the maturity date or if any other event of default occurs			20.00%
Common Warrant
Subsequent Events
Warrants issued to purchase common stock				19,000
Volume-Weighted Average | $ / shares				$ 97.875
Number of shares resulting from conversion				32,086
Common Warrant | Subsequent events
Subsequent Events
Warrants issued to purchase common stock				19,000
Volume-Weighted Average | $ / shares				$ 97.875
Number of shares resulting from conversion				32,086
Exercise price | $ / shares				$ 95
Warrants exercisable term				5 years
Pre-funded warrants
Subsequent Events
Number of shares issued										32,086
Warrants issued to purchase common stock				32,086
Volume-Weighted Average | $ / shares				$ 97.875
Number of shares resulting from conversion				32,086
Pre-funded warrants | Securities purchase agreement
Subsequent Events
Warrants issued to purchase common stock														66,007
Pre-funded warrants | Subsequent events
Subsequent Events
Common stock par value (in dollars per share) | $ / shares				$ 0.0001
Warrants issued to purchase common stock				32,086
Volume-Weighted Average | $ / shares				$ 97.875
Number of shares resulting from conversion				32,086
Private Placement
Subsequent Events
Number of shares issued				19,000
Private Placement | Subsequent events
Subsequent Events
Number of shares issued				19,000
Common stock par value (in dollars per share) | $ / shares				$ 0.0001
Aggregate amount issued to investor				5,000,000